Trade payables and other current liabilities - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Fixed assets payables	€ 0	€ 228
Increase of accrued expenses	2,500
Increase of other trade payables	4,800
Advisory fees	1,400
Cash management fees	3,100
Decrease in payroll tax and other payroll liabilities	700
Current contract liabilities	16,518	€ 16,518
Nanobiotix S.A.
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Decrease in payroll tax and other payroll liabilities	400
Decrease in accrued bonuses	300
Decrease in accrued paid vacation	100
Nanobiotix Corp.
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Decrease in payroll tax and other payroll liabilities	200
312 study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase of accrued expenses	1,500
Cash management fees	2,400
1100 study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase of accrued expenses	1,000
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Current contract liabilities	€ 16,500